Goldman Sachs Tactical Tilt Overlay Fund Expense Example - Class Inst R6 Shares [Member] - Goldman Sachs Tactical Tilt Overlay Fund	Aug. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,086
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,074